SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING
12.	SEGMENT REPORTING

The Company has three reportable segments, namely Automobiles, E-scooter, Spare parts & Aftermarket services. The Automobiles segment includes the design, development, manufacturing and sales of cars and electric buses. The E-scooter segment includes the design, development, manufacturing and sales of e-scooters. The sales of spare parts and rendering of aftermarket services for automobiles and e-scooters are included in the Spare parts & Aftermarket services segment.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “All other”. The “All other” category mainly includes leasing activities.

Information about segments presented was as follows:

For the six months ended June 30, 2024:

					Currency: VND million

			Spare parts and
			aftermarket
	Automobiles	E-scooter	services	All other	Unallocated(*)	Total
Revenues	13,580,412	800,476	765,182	50,032	—	15,196,102
Cost of sales	(22,880,887)	(1,085,758)	(467,321)	(27,494)	—	(24,461,460)
Gross profit/(loss)	(9,300,475)	(285,282)	297,861	22,538	—	(9,265,358)
Operating expenses	(10,615,070)	(254,106)	—	—	(3,291,142)	(14,160,318)
Operating profit/(loss)	(19,915,545)	(539,388)	297,861	22,538	(3,291,142)	(23,425,676)

For the six months ended June 30, 2023:

			Spare parts and
			aftermarket
	Automobiles	E-scooter	services	All other	Unallocated(*)	Total
Revenues	8,822,891	581,957	451,479	56,799	—	9,913,126
Cost of sales	(15,472,072)	(888,601)	(274,409)	(32,472)	—	(16,667,554)
Gross profit/(loss)	(6,649,181)	(306,644)	177,070	24,327	—	(6,754,428)
Operating expenses	(11,877,491)	(150,496)	—	—	(2,014,006)	(14,041,993)
Operating profit/(loss)	(18,526,672)	(457,140)	177,070	24,327	(2,014,006)	(20,796,421)

For the six months ended June 30, 2024:

					Currency: USD

			Spare parts and
			aftermarket
	Automobiles	E-scooter	services	All other	Unallocated(*)	Total
Revenues	559,786,150	32,995,713	31,540,890	2,062,325	—	626,385,078
Cost of sales	(943,152,803)	(44,755,070)	(19,263,026)	(1,133,306)	—	(1,008,304,204)
Gross profit/(loss)	(383,366,653)	(11,759,357)	12,277,865	929,019	—	(381,919,126)
Operating expenses	(437,554,411)	(10,474,279)	—	—	(135,661,253)	(583,689,942)
Operating profit/(loss)	(820,921,063)	(22,233,636)	12,277,865	929,019	(135,661,253)	(965,609,068)
(*)

Unallocated expenses are mainly related to general and corporate administrative costs such as wages and salaries for employees responsible for general corporate functions, including accounting, finance, tax, legal and human relations; technology-related fees; depreciation and amortization of fixed assets used for administration purpose; professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the chief operating decision maker as part of segment performance.

12.SEGMENT REPORTING (continued)

The following table presents revenues by geographic area based on the sales location of the products:

	For the six months ended June 30,
	2023	2024	2024
	VND million	VND million	USD
Vietnam	9,903,601	13,124,100	540,976,917
United States	9,525	1,094,006	45,095,054
Canada	—	953,370	39,298,021
Europe	—	24,626	1,015,087
Total	9,913,126	15,196,102	626,385,078

The following table presents revenues earned from external customers for each group of similar products and services:

	For the six months ended June 30,
	2023	2024	2024
	VND million	VND million	USD
Sales of ICE vehicles and merchandise	61,532	64,176	2,645,342
Sales of e-cars	8,288,758	12,941,127	533,434,749
Sales of e-buses	297,528	—	—
Sales of e-scooters	403,913	507,600	20,923,331
Sale of spare parts and components	372,338	641,937	26,460,717
Rendering of aftermarket services	79,141	123,244	5,080,132
Revenue from leasing activities and other	409,916	918,018	37,840,808
Total revenue	9,913,126	15,196,102	626,385,078

24.SEGMENT REPORTING

The Company has three reportable segments, namely Automobiles, E-scooter and Spare parts & Aftermarket services.

The Automobiles segment includes the design, development, manufacturing and sales of cars and electric buses and related battery lease and battery charging services for electric cars and buses. The E-scooter segment includes the design, development, manufacturing and sales of e-scooters and related battery lease and battery charging service for e-scooters. The sales of spare parts and rendering of aftermarket services for automobiles and e-scooters are included in the Spare parts & Aftermarket services segment.

A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “All other”. The “All other” category mainly includes factory management service, other leasing activities.

Our CODM does not evaluate operating segments using asset or liability information. Information about segments presented revenues, gross profit (loss) and operating profit (loss) by reportable segment were as follows:

24.	SEGMENT REPORTING (continued)

For the year ended December 31, 2023:

					Currency: VND million
			Spare parts
			and
	Automobiles	E-scooter	aftermarket			Total
	(Restated)	(Restated)	services	All other	Unallocated(**)	(Restated)
Revenues(*)	24,213,794	2,540,568	1,069,287	80,220	—	27,903,869
Cost of sales	(37,300,339)	(3,107,640)	(704,515)	(121,463)	—	(41,233,957)
Gross loss	(13,086,545)	(567,072)	364,772	(41,243)	—	(13,330,088)
Operating expenses	(21,152,001)	(738,912)	—	—	(5,190,065)	(27,080,978)
Operating loss	(34,238,546)	(1,305,984)	364,772	(41,243)	(5,190,065)	(40,411,066)
(*)

Revenues from a group of customers under common control of Automobiles and E-scooters segments represents approximately VND19,023.8 billion (USD795.5 million), as restated, of the Company’s consolidated revenues (2022: VND 923.3 billion, 2021: VND488.1 billion).

For the year ended December 31, 2022 (represented):

					Currency: VND million
			Spare parts
			and
			aftermarket
	Automobiles	E-scooter	services	All other	Unallocated(**)	Total
Revenues	11,136,049	1,505,461	2,213,369	110,712	—	14,965,591
Cost of sales	(22,854,342)	(2,323,472)	(1,962,906)	(91,776)	—	(27,232,496)
Gross loss	(11,718,293)	(818,011)	250,463	18,936	—	(12,266,905)
Operating expenses	(25,628,175)	(688,540)	—	—	(3,672,744)	(29,989,459)
Operating loss	(37,346,468)	(1,506,551)	250,463	18,936	(3,672,744)	(42,256,364)

For the year ended December 31, 2021:

					Currency: VND million
			Spare parts
			and
			aftermarket
	Automobiles	E-scooter	services	All other	Unallocated(**)	Total
Revenues	13,593,482	678,936	634,793	1,120,971	—	16,028,182
Cost of sales	(22,720,417)	(1,040,905)	(453,213)	(1,069,423)	—	(25,283,958)
Gross loss	(9,126,935)	(361,969)	181,580	51,548	—	(9,255,776)
Operating expenses	(15,525,771)	(499,865)	—	—	(1,785,989)	(17,811,625)
Operating loss	(24,652,706)	(861,834)	181,580	51,548	(1,785,989)	(27,067,401)

24.	SEGMENT REPORTING (continued)

For the year ended December 31, 2023 (convenience translation):

					Currency: USD
			Spare parts and
	Automobiles	E-scooter	aftermarket			Total
	(Restated)	(Restated)	services	All other	Unallocated(*)	(Restated)
Revenues	1,014,572,788	106,451,353	44,803,779	3,361,261	—	1,169,189,181
Cost of sales	(1,562,907,011)	(130,212,017)	(29,519,609)	(5,089,386)	—	(1,727,728,023)
Gross loss	(548,334,223)	(23,760,664)	15,284,170	(1,728,125)	—	(558,538,842)
Operating expenses	(886,281,781)	(30,960,865)	—	—	(217,466,899)	(1,134,709,545)
Operating loss	(1,434,616,004)	(54,721,529)	15,284,170	(1,728,125)	(217,466,899)	(1,693,248,387)
(**)

Unallocated expenses are mainly related to general and corporate administrative costs such as wages and salaries for employees responsible for general corporate functions, including accounting, finance, tax, legal and human relations; technology-related fees; depreciation and amortization of fixed assets used for administration purpose; professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the Chief Operating Decision Maker as part of segment performance.

The following table presents revenues by geographic area based on the sales location of the products:

	For the year ended	For the year ended	For the year ended December 31,2023
	December 31, 2021	December 31, 2022	(Restated)
	VND million	VND million	VND million	USD
Vietnam	14,996,611	14,965,591	27,166,998	1,138,313,835
United States	1,031,571	—	159,164	6,669,069
Canada	—	—	577,707	24,206,277
Total	16,028,182	14,965,591	27,903,869	1,169,189,181

The following table presents revenues earned from customers for each group of similar products and services:

	For the year ended	For the year ended	For the year ended December 31,2023
	December 31, 2021	December 31, 2022	(Restated)
	VND million	VND million	VND million	USD
Sales of ICE vehicles	13,107,978	6,688,467	220,397	9,234,769
Sales of e-cars	5,402	3,582,632	22,770,223	954,086,256
Sales of e-buses	480,102	847,128	628,115	26,318,403
Sales of e-scooters	678,936	1,385,479	1,942,249	81,381,436
Sale of spare parts	538,216	2,072,628	882,146	36,962,457
Sale of smartphones	1,031,571	—	—	—
Rendering of aftermarket services	96,577	140,689	187,141	7,841,322
Revenue from leasing activities and others	89,400	248,568	1,273,598	53,364,535
Total revenue	16,028,182	14,965,591	27,903,869	1,169,189,181